Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value at each respective date:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
September 30, 2023
Assets
Cash held in Trust Account	$22,442,184	$22,442,184	$-	$-
Liabilities
Derivative liabilities - Forward Purchase Agreement	$172	$-	$-	$172
Derivative liabilities - Non Redemption Agreement	$400,702	$-	$-	$400,702

December 31, 2022
Assets
Funds that invest in U.S. Treasury Securities	$47,264,548	$47,264,548	$-	$-
Liabilities
Derivative liabilities - Forward Purchase Agreement	$331,777	$-	$-	$331,777

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers to/from Levels 1, 2, and 3 during the for the three and nine months ended September 30, 2023 and 2022.

Level 1 instruments include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The estimated fair value of the Forward Purchase Agreement was measured at fair value using a Monte Carlo simulation model, which was determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions can change the valuation significantly.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates related to the Forward Purchase Agreement:

	As of September 30, 2023	As of December 31, 2022
Expected redemption price	$10.54	$10.48
Stock price	$10.60	$9.89
Volatility	45%	65.0%
Term (years)	3.1	3.50
Risk-free rate	4.8%	4.49%
Cost of debt	13.66%	14.80%

The Company estimated the fair value of the investor interests attributable to the Founder Shares in connection with the Non-Redemption Agreements (see Note 1) was determined using a discount for the probability of liquidation approach. The discount for the probability of liquidation approach was determined based on Level 3 inputs. The Company estimated the fair value of the investor interests attributable to the Founder Shares to be $130,418 or $0.23 per share as of May 5, 2023. The fair value for May 5, 2023 was determined using a discount for the probability of liquidation approach with a discount of 2.2% for the probability of liquidation and the value per shares as of the valuation date of $10.25. The fair value was estimated to be $400,702 or $0.17 per share as of September 30, 2023. The fair value for September 30, 2023 was determined using a discount of 15% for the probability of liquidation and the value per shares as of the valuation date of $10.6.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates related to the Non-Redemption Agreements:

	As of September 30, 2023	As of May 5, 2023
Expected redemption price	$11.50	$11.50
Stock price	$10.60	$10.25
Volatility	51%	57.0%
Term (years)	5.12	5.44
Risk-free rate	4.5%	3.35%
Discount rate(1)	85%	2.2%

(1)	The valuation as of May 5, 2023 implied the probability of success based on the Company’s public warrants. Subsequent valuation dates during the three months ended September 30, 2023 utilized additional market information as the probability implied by the warrant value did not reflect the Company’s progress toward completing a Business Combination.

The change in the fair value of the forward purchase agreement and non-redemption agreements liabilities, measured with Level 3 inputs, for the nine months ended September 30, 2023 is summarized as follows:

Derivative liabilities at January 1, 2022	$-
Loss on entry into forward purchase agreement	295,330
Change in fair value of derivative liabilities	36,447
Derivative liabilities at December 31, 2022	331,777
Change in fair value of derivative liabilities	190,109
Derivative liabilities at March 31, 2023	521,886
Loss on entry into non redemption agreements	86,945
Change in fair value of derivative liabilities	(367,567)
Derivative liabilities at June 30, 2023	241,264
Non-redemption agreements liabilities transferred to equity	(164,439)
Change in fair value of derivative liabilities	324,049
Derivative liabilities at September 30, 2023	$400,874

The Company recognized a gain in connection with the change in the fair value of forward purchase options liabilities of $5,000 and $159,777 in the condensed consolidated statements of operations for the three and nine months ended September 30, 2023, respectively. The Company recognized a loss in connection with the change in the fair value of non-redemption agreement liabilities of $500,877 and $478,196 in the condensed consolidated statements of operations for the three and nine months ended September 30, 2023, respectively. The Company recognized a loss in connection with the issuance of non-redemption agreements of $130,418 in the condensed consolidated statements of operations for the nine months ended September 30, 2023.

Note 9 — Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value at each respective date.

December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Funds that invest in U.S. Treasury Securities	$47,264,548	$—	$—
Liabilities:
Derivative liabilities – Forward Purchase Agreement	$—	$—	$331,777

December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Funds that invest in U.S. Treasury Securities	$200,005,484	$—	$—
Liabilities:
Derivative liabilities – Forward Purchase Agreement	$—	$—	$—

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers to/from Levels 1, 2, and 3 during the year ended December 31, 2022 and for the period from February 10, 2021 (inception) through December 31, 2021.

Level 1 instruments include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The estimated fair value of the Forward Purchase Agreement was measured at fair value using a Monte Carlo simulation model, which was determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions can change the valuation significantly.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	At initial issuance date	As of December 31, 2022
Expected redemption price	$10.33	$10.48
Stock price	$10.04	$9.89
Volatility	65.0%	65.0%
Term (years)	3.50	5.67
Risk-free rate	4.49%	4.18%
Cost of debt	14.8%	12.4%

The change in the fair value of the forward purchase agreement assets and liabilities, measured with Level 3 inputs, for year ended December 31, 2022 is summarized as follows:

Derivative liabilities at January 1, 2022	$—
Loss on entry into Forward Purchase Agreement	295,330
Change in fair value of derivative liabilities	36,447
Derivative liabilities at December 31, 2022	$331,777